Cash and Bank Balances (Tables)	6 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Cash and bank balances	3,493,475	28,352,048	6,345,579
Fixed deposits	330,214	1,447,589	323,991
	3,823,689	29,799,637	6,669,570

Schedule of Deposit Amounted to Wilmington Trust Per Escrow Agreement

A deposit amounted to RM 1,118,875 (June 2024: Nil) are parked at Wilmington Trust per Escrow agreement.

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Cash and bank balances	3,823,689	29,799,637	6,669,570
Less: Fixed deposits pledged	(330,214)	(1,447,589)	(323,991)
Cash and cash equivalents per consolidated statements of cash flows	3,493,475	28,352,048	6,345,579